As filed with the Securities and Exchange Commission on July 9, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (+)
May 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 101.6%
	Business Services - 15.3%
72,174	OptimizeRX Corp. *	$1,110,758
22,000	PayPal Holdings, Inc. *	2,414,500
22,400	YY, Inc. - Class A - ADR *^	1,533,280
51,975	Zillow Group, Inc. - Class C *	2,235,964
		7,294,502
	Calculating and Accounting Machines (No Electronic Computers) - 3.9%
280,000	USA Technologies, Inc. *	1,878,800
	Communications Equipment - 3.3%
321,740	I.D. Systems, Inc. *	1,573,309
	Computer Peripheral Equipment - 7.2%
185,611	Immersion Corp. *	1,399,507
18,600	Impinj, Inc. *	461,094
152,809	Mitek Systems, Inc. *	1,558,652
		3,419,253
	Computer Programing and Data Processing - 18.0%
2,000	Alphabet, Inc. - Class C *	2,207,260
8,000	Facebook, Inc. - Class A *	1,419,760
8,400	MongoDB, Inc. - Class A*	1,178,856
30,000	Tencent Holdings Ltd. (HK) (a)	1,250,930
69,317	Twitter, Inc. *	2,525,911
		8,582,717
	Electronic Computers - 2.4%
6,600	Apple, Inc.	1,155,462
	Offices & Clinics of Doctors of Medicine - 1.2%
10,200	Teladoc Health, Inc. *	592,824
	Patent Owners and Lessors - 4.4%
557,096	Digital Turbine, Inc. *	2,100,252
	Personal Services - 3.6%
56,000	Yelp, Inc. - Class A *	1,720,880
	Prepackaged Software - 27.2%
141,155	Cloudera, Inc. *	1,294,391
80,399	Inspired Entertainment, Inc. *	597,365
11,900	Instructure, Inc. *	494,802
5,756	LogMeIn, Inc.	413,453
5,000	Paylocity Holding Corp. *	501,100
3,600	salesforce.com, Inc. *	545,076
37,060	SINA Corp. *^	1,492,036
21,200	Square, Inc. - Class A*	1,313,340
23,300	Tabula Rasa HealthCare, Inc. *	1,052,461
40,000	Twilio, Inc. - Class A *	5,279,600
		12,983,624

	Radio, Television, and Publishers' Advertising Representatives - 4.2%
108,000	Yext, Inc. *	1,982,880
	Savings Institutions, Federally Chartered - 4.7%
50,000	E*TRADE Financial Corp.	2,240,000
	Semiconductors and Related Devices - 2.2%
46,600	CEVA, Inc. *	1,063,878
	State Commercial Banks - 1.9%
44,256	First Internet Bancorp	899,724
	Transportation Services - 2.1%
8,600	Expedia Group, Inc.	989,000
	TOTAL COMMON STOCKS (Cost $30,189,841)	48,477,105
	MONEY MARKET FUND - 2.7%
1,271,631	First American Government Obligations Fund - Class X, 2.32% (b)	1,271,631
	TOTAL MONEY MARKET FUND (Cost $1,271,631)	1,271,631
	TOTAL INVESTMENTS (Cost $31,461,472) - 104.3%	49,748,736
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(2,036,851)
	TOTAL NET ASSETS - 100.0%	$47,711,885

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security.
(b)	7-day yield.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2019:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$12,983,624	$-		$-	$12,983,624
Computer Programing and Data Processing	7,331,787	1,250,930	(a)	-	8,582,717
Business Services	7,294,502	-		-	7,294,502
Computer Peripheral Equipment	3,419,253	-		-	3,419,253
Savings Institutions, Federally Chartered	2,240,000	-		-	2,240,000
Patent Owners and Lessors	2,100,252	-		-	2,100,252
Radio, Television, and Publishers' Advertising Representatives	1,982,880	-		-	1,982,880
Calculating and Accounting Machines (No Electronic Computers)	1,878,800	-		-	1,878,800
Personal Services	1,720,880	-		-	1,720,880
Communications Equipment	1,573,309	-		-	1,573,309
Electronic Computers	1,155,462	-		-	1,155,462
Semiconductors and Related Devices	1,063,878	-		-	1,063,878
Transportation Services	989,000	-		-	989,000
State Commercial Banks	899,724	-		-	899,724
Offices & Clinics of Doctors of Medicine	592,824	-		-	592,824
Total Common Stocks	47,226,175	1,250,930		-	48,477,105

Short Term Investment
Money Market Fund	1,271,631	-		-	1,271,631

Total Investments in Securities	$48,497,806	$1,250,930		$-	$49,748,736

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (+)
May 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.0%
	Apparel and Accessory Stores - 1.3%
113,000	RTW RetailWinds, Inc. *	$215,830
	Biological Products, (No Diagnostic Substances) - 2.2%
10,000	Aerie Pharmaceuticals, Inc. *	364,200
	Bituminous Coal and Lignite Surface Mining - 0.4%
800	Arch Coal, Inc. - Class A	70,520
	Business Services - 3.2%
7,800	YY, Inc. - Class A - ADR *^	533,910
	Calculating and Accounting Machines (No Electronic Computers) - 3.8%
96,000	USA Technologies, Inc. *	644,160
	Chemical and Fertilizer Mineral Mining - 2.6%
34,100	Lithium Americas Corp. *^	137,423
18,600	Nexa Resources SA ^	178,188
57,000	Orocobre Ltd. *^	125,685
		441,296
	Computer Peripheral Equipment - 7.0%
65,183	Immersion Corp. *	491,480
6,800	Impinj, Inc. *	168,572
51,500	Mitek Systems, Inc. *	525,300
		1,185,352
	Computer Programming and Data Processing - 2.5%
3,000	MongoDB, Inc. - Class A *	421,020
	Crude Petroleum and Natural Gas - 9.6%
72,300	Carrizo Oil & Gas, Inc. *	736,014
135,400	Ring Energy, Inc. *	479,316
128,447	Rosehill Resources, Inc. - Class A *	396,901
		1,612,231
	Eating Places - 2.4%
9,700	BJ's Restaurants, Inc.	406,333
	Family Clothing Stores - 4.6%
26,000	American Eagle Outfitters, Inc.	452,400
14,000	Urban Outfitters, Inc. *	314,580
		766,980
	Hotels & Motels - 1.6%
34,700	Red Lion Hotels Corp. *	263,026
	Industrial Organic Chemicals - 5.8%
54,046	Codexis, Inc. *	978,233
	Medical Laboratories - 4.2%
22,167	CareDx, Inc. *	700,921
	Metal Mining - 0.2%
160,000	Nemaska Lithium, Inc. *^	32,512
	Offices & Clinics of Doctors of Medicine - 1.1%
3,300	Teladoc Health, Inc. *	191,796
	Personal Services - 3.7%
20,000	Yelp, Inc. - Class A *	614,600

	Pharmaceutical Preparations - 8.8%
19,500	ChemoCentryx, Inc. *	219,960
12,634	Esperion Therapeutics, Inc. *	601,378
107,000	Harrow Health, Inc. *	649,490
		1,470,828
	Prepackaged Software - 10.1%
48,679	Cloudera, Inc. *	446,386
4,300	Instructure, Inc. *	178,794
1,600	Paylocity Holding Corp. *	160,352
13,400	SINA Corp. *^	539,484
8,200	Tabula Rasa HealthCare, Inc. *	370,394
		1,695,410
	Radio, Television, and Publishers' Advertising Representatives - 4.2%
38,000	Yext, Inc. *	697,680
	Real Estate - 1.9%
20,000	Rafael Holdings, Inc. - Class B *	325,000
	Savings Institutions, Not Federally Chartered - 1.9%
19,670	First Northwest Bancorp	315,900
	Semiconductors and Related Devices - 2.0%
15,000	CEVA, Inc. *	342,450
	Special Industry Machinery - 1.2%
22,124	Energy Recovery, Inc. *	209,072
	State Commercial Banks - 1.9%
16,075	First Internet Bancorp	326,805
	Surgical and Medical Instruments and Apparatus - 11.0%
402,200	Alphatec Holdings, Inc. *	1,584,668
11,200	Intersect ENT, Inc. *	264,096
		1,848,764
	Water, Sewer, Pipeline, and Communications and Power Line Construction - 0.8%
3,000	MasTec, Inc. *	139,470
	TOTAL COMMON STOCKS (Cost $15,610,346)	16,814,299
	WARRANTS - 0%
12,750	TearLab Corp. *(a)	–
	TOTAL WARRANTS (Cost $0)	–
	MONEY MARKET FUND - 0.5%
	Money Market Fund - 0.5%
88,901	First American Government Obligations Fund - Class X, 2.32% (b)	88,901
	TOTAL MONEY MARKET FUND (Cost $88,901)	88,901
	TOTAL INVESTMENTS (Cost $15,699,247) - 100.5%	16,903,200
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(77,283)
	TOTAL NET ASSETS - 100.0%	$16,825,917

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security.
(b)	7-day yield.
(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2019:

	Level 1	Level 2	Level 3		Total
Common Stocks
Surgical and Medical Instruments and Apparatus	$1,848,764	$-	$-		$1,848,764
Prepackaged Software	1,695,410	-	-		1,695,410
Crude Petroleum & Natural Gas	1,612,231	-	-		1,612,231
Pharmaceutical Preparations	1,470,828	-	-		1,470,828
Computer Peripheral Equipment	1,185,352	-	-		1,185,352
Industrial Organic Chemicals	978,233	-	-		978,233
Family Clothing Stores	766,980	-	-		766,980
Medical Laboratories	700,921	-	-		700,921
Radio, Television, and Publishers' Advertising Representatives	697,680	-	-		697,680
Calculating and Accounting Machines (No Electronic Computers)	644,160	-	-		644,160
Personal Services	614,600	-	-		614,600
Business Services	533,910	-	-		533,910
Chemical and Fertilizer Mineral Mining	441,296	-	-		441,296
Computer Programming and Data Processing	421,020	-	-		421,020
Eating Places	406,333	-	-		406,333
Biological Products, (No Diagnostic Substances)	364,200	-	-		364,200
Semiconductors and Related Devices	342,450	-	-		342,450
State Commercial Banks	326,805	-	-		326,805
Real Estate	325,000	-	-		325,000
Savings Institutions, Not Federally Chartered	315,900	-	-		315,900
Hotels & Motels	263,026	-	-		263,026
Apparel and Accessory Stores	215,830	-	-		215,830
Special Industry Machinery	209,072	-	-		209,072
Office and Clinics of Doctors of Medicine	191,796	-	-		191,796
Water, Sewer, Pipeline, and Communications and Power Line Construction	139,470	-	-		139,470
Bituminous Coal and Lignite Surface Mining	70,520	-	-		70,520
Metal Mining	32,512	-	-		32,512
Total Common Stocks	16,814,299	-	-		16,814,299

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	88,901	-	-		88,901

Total Investments in Securities	$16,903,200	$-	$-		$16,903,200

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (+)
May 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Advertising - 1.3%
297,428	IZEA Worldwide, Inc. *	$166,649
	Apparel and Accessory Stores - 3.9%
132,000	RTW RetailWinds, Inc. *	252,120
32,800	Tilly's, Inc. - Class A	255,840
		507,960
	Biological Products, (No Diagnostic Substances) - 3.1%
50,000	IMV, Inc. *^	216,000
6,200	Krystal Biotech, Inc. *	194,804
		410,804
	Bituminois Coal & Lignite Mining - 0.7%
16,000	Ramaco Resources, Inc. *	90,080
	Bottled and Canned Soft Drinks and Carbonated Waters - 1.0%
40,000	Reed's, Inc. *	132,400
	Business Services - 3.7%
23,793	OptimizeRx Corp. *	366,174
430,000	theScore, Inc. - Class A (CA) *	119,303
		485,477
	Calculating and Accounting Machines (No Electronic Computers) - 3.9%
76,000	USA Technologies, Inc. *	509,960
	Chemical and Fertilizer Mineral Mining - 1.7%
77,000	Advantage Lithium Corp. *^	24,328
26,400	Lithium Amerias Corp. *^	106,392
39,000	Orocobre Ltd. *^	85,995
		216,715
	Communications Equipment - 4.8%
127,599	I.D. Systems, Inc. *	623,959
	Computer Communications Equipment - 3.4%
127,879	Lantronix, Inc. *	450,134
	Computer Peripheral Equipment - 6.4%
46,374	Immersion Corp. *	349,660
5,000	Impinj, Inc. *	123,950
35,925	Mitek Systems, Inc. *	366,435
		840,045
	Crude Petroleum & Natural Gas - 0.8%
30,800	Ring Energy, Inc. *	109,032
	Eating Places - 3.0%
6,600	BJ's Restaurants, Inc.	276,474
5,400	Chuy's Holdings, Inc. *	119,448
		395,922
	Gold and Silver Ores - 0.5%
220,000	Solitario Zinc Corp. *	68,200
	Hobby, Toy & Game Shops - 0.9%
24,000	Build-A-Bear Workshop, Inc. *	120,960

	Hotels & Motels - 1.6%
28,400	Red Lion Hotels Corp. *	215,272
	Industrial Organic Chemicals - 4.3%
31,006	Codexis, Inc. *	561,209
	Lumber and Other Construction Materials - 3.7%
100,000	Aspen Aerogels, Inc. *	490,000
	Management Consulting Services - 1.9%
70,000	Medicine Man Technologies, Inc. *	251,300
	Medical Laboratories - 4.0%
16,533	CareDx, Inc. *	522,774
	Medicinal Chemicals and Botanical Products - 0.8%
25,000	ChromaDex Corp. *	99,500
	Metal Mining - 0.2%
135,000	Nemaska Lithium, Inc. *^	27,432
	Patent Owners and Lessors - 4.4%
152,300	Digital Turbine, Inc. *	574,171
	Pharmaceutical Preparations - 10.6%
12,700	ChemoCentryx, Inc. *	143,256
50,000	DiaMedica Therapeutics, Inc. *	136,500
5,200	Esperion Therapeutics, Inc. *	247,520
72,389	Harrow Health, Inc. *	439,401
15,000	Omeros Corp. *	266,700
180,000	Ritter Pharmaceuticals, Inc. *	158,400
		1,391,777
	Prepackaged Software - 2.2%
11,900	Inspired Entertainment, Inc. *	88,417
2,600	Instructure, Inc. *	108,108
2,100	Tabula Rasa HealthCare, Inc. *	94,857
		291,382
	Real Estate - 2.7%
70,000	Leju Holdings Ltd. - ADR *^	88,270
16,000	Rafael Holdings, Inc. - Class B *	260,000
		348,270
	Savings Institutions, Not Federally Chartered - 1.7%
13,438	First Northwest Bancorp	215,814
	Semiconductors and Related Devices - 2.7%
11,440	CEVA, Inc. *	261,175
230,000	Netlist, Inc. *	85,100
		346,275
	Special Industry Machinery - 1.2%
16,500	Energy Recovery, Inc. *	155,925
	State Commercial Banks - 1.6%
10,215	First Internet Bancorp	207,671

	Surgical and Medical Instruments and Apparatus - 12.9%
226,500	Alphatec Holdings, Inc. *	892,410
104,160	iCAD, Inc. *	649,959
6,200	Intersect ENT, Inc. *	146,196
		1,688,565
	TOTAL COMMON STOCKS (Cost $10,252,904)	12,515,634
	WARRANTS - 0%
9,750	TearLab Corp. *(a)	–
	TOTAL WARRANTS (Cost $0)	–
	MONEY MARKET FUND - 5.9%
	Money Market Fund - 5.9%
773,127	First American Government Obligations Fund - Class X, 2.32% (b)	773,127
	TOTAL MONEY MARKET FUND (Cost $773,127)	773,127
	TOTAL INVESTMENTS (Cost $11,026,031) - 101.5%	13,288,761
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(191,493)
	TOTAL NET ASSETS - 100.0%	$13,097,268

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security.
(b)	7-day yield.
ADR	American Depository Receipt.
(CA)	Security denominated in Canadian dollars. Value translated into U.S. dollars.
(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2019:

	Level 1	Level 2	Level 3		Total
Common Stocks
Surgical and Medical Instruments and Apparatus	$1,688,565	$-	$-		$1,688,565
Pharmaceutical Preparations	1,391,777	-	-		1,391,777
Computer Peripheral Equipment	840,045	-	-		840,045
Communications Equipment	623,959	-	-		623,959
Patent Owners and Lessors	574,171	-	-		574,171
Industrial Organic Chemicals	561,209	-	-		561,209
Medical Laboratories	522,774	-	-		522,774
Calculating and Accounting Machines (No Electronic Computers)	509,960	-	-		509,960
Apparel and Accessory Stores	507,960	-	-		507,960
Lumber and Other Construction Materials	490,000	-	-		490,000
Business Services	485,477	-	-		485,477
Computer Communications Equipment	450,134	-	-		450,134
Biological Products, (No Disgnostic Substances)	410,804	-	-		410,804
Eating Places	395,922	-	-		395,922
Real Estate	348,270	-	-		348,270
Semiconductors and Related Devices	346,275	-	-		346,275
Prepackaged Software	291,382	-	-		291,382
Management Consulting Services	251,300	-	-		251,300
Chemical and Fertilizer Mineral Mining	216,715	-	-		216,715
Savings Institutions, Not Federally Chartered	215,814	-	-		215,814
Hotels & Motels	215,272	-	-		215,272
State Commercial Banks	207,671	-	-		207,671
Advertising	166,649	-	-		166,649
Special Industry Machinery	155,925	-	-		155,925
Bottled & Canned Soft Drinks & Carbonated Waters	132,400	-	-		132,400
Hobby, Toy & Game Shops	120,960	-	-		120,960
Crude Petroleum & Natural Gas	109,032	-	-		109,032
Medicinal Chemicals and Botanical Products	99,500	-	-		99,500
Bituminous Coal & Lignite Mining	90,080	-	-		90,080
Gold and Silver Ores	68,200	-	-		68,200
Metal Mining	27,432	-	-		27,432
Total Common Stocks	12,515,634	-	-		12,515,634

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	773,127	-	-		773,127

Total Investments in Securities	$13,288,761	$-	$-		$13,288,761

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                        Ryan Jacob, President/Principal Executive Officer

Date   July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                        Ryan Jacob, President/ Principal Executive Officer

Date   July 8, 2019

By (Signature and Title) /s/ Francis Alexander
                                        Francis Alexander, Treasurer/Principal Financial Officer

Date   July 5, 2019